Finance Costs - Summary of Information about Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Finance Cost [Abstract]
Interest expenses on lease liabilities	$ 65	$ 179	$ 150